6. Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment
NOTE 6.	PROPERTY, PLANT, AND EQUIPMENT

The following table sets forth the components of the Company’s property and equipment on December 31, 2020, and December 31, 2019:

	December 31, 2020			December 31, 2019
	Gross Carrying Amount	Accumulated Depreciation	Net Book Value	Gross Carrying Amount	Accumulated Depreciation	Net Book Value

Computers, software, and office equipment	$4,869	$(2,435)	$2,435	$4,757	$(779)	$3,978
Land	–	–	–	143,201	–	143,201
Construction in progress	1,566,316	–	1,566,316	1,540,918	–	1,540,918
Total fixed assets	$1,571,185	$(2,435)	$1,568,751	$1,688,876	$(779)	$1,540,918

For the years ended December 31, 2020, and 2019, the Company recorded depreciation expense of $1,542 and $779 respectively.

As of December 31, 2020 and December 31, 2019, the Company had $1,566,316 and $1,540,918 respectively, in construction in progress. The facility acquired as part of the AMS acquisition is a 48,750 square foot marijuana grow facility built on a 6.7-acre parcel of land located in Hanover, Ontario Canada. To date, the exterior construction of the building has been completed, however, no interior construction has begun.

For construction in-progress assets, no depreciation is recorded until the asset is placed in service. When construction is completed, the asset should be reclassified as building, building improvements, or land improvement and should be capitalized and depreciated. Construction in progress includes all costs related to the construction of a medical cannabis facility. Cost also includes soft costs such as loan fees and interest and consulting fees and related expenses. The facility is not available for use and therefore not being amortized.